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                     METROPOLITAN LIFE SEPARATE ACCOUNT E
               PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON AND
                            AFTER OCTOBER 7, 2011)

           SUPPLEMENT DATED DECEMBER 7, 2011 TO THE SUPPLEMENT DATED
         OCTOBER 24, 2011 TO THE PROSPECTUS DATED OCTOBER 7, 2011 (AS
                                 SUPPLEMENTED)

This Supplement updates the supplement dated October 24, 2011 (the "Original Supplement") to the Prospectus dated October 7, 2011 (the "Prospectus") for the Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we," "us," or "our"). The Original Supplement described the subsequent purchase payment restrictions for Contracts with the optional GMIB Max II and EDB Max II benefits. These changes are effective for contracts issued based on applications and necessary information that we received in good order at your Administrative Office after the close of the New York Stock Exchange on December 2, 2011.

Certain terms used in this Supplement have special meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus.

I.   GMIB MAX II - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we received your application and necessary information, in good order, at your Administrative Office after the close of the New York Stock Exchange on December 2, 2011 and you elected the Guaranteed Minimum Income Benefit Max II ("GMIB Max II") optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent purchase payment received after April 27, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code we accepted, and which was received by your Administrative Office, in good order, before the close of the New York Stock Exchange on March 30, 2012. Please see "Investment Allocation Restrictions for Certain Optional Benefits - Potential Restrictions on Subsequent Purchase Payments" and "Living Benefits - Guaranteed Income Benefits - Potential Restrictions on Subsequent Purchase Payments for GMIB Max II" in the Prospectus.

II.  EDB MAX II - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we received your application and necessary information, in good order, at your Administrative Office after the close of the New York Stock Exchange on December 2, 2011 and you elected the Enhanced Death Benefit Max II ("EDB Max II") optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent purchase payment received after April 27, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code we accepted, and which was received by your Administrative Office, in good order, before the close of the New York Stock Exchange on March 30, 2012. Please see "Investment Allocation Restrictions for Certain Optional Benefits - Potential Restrictions on Subsequent Purchase Payments" and "Optional Death Benefits - The Enhanced Death Benefit Max II ("EDB Max II") and Enhanced Death Benefit III ("EDB III")
- Potential Restrictions on Subsequent Purchase Payments for EDB Max II" in the Prospectus.

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THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at
(800) 435-4117 to request a free copy.

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